Provision	6 Months Ended
Jun. 30, 2023
Provision
Provision

6.	Provision

	As at 30 June 2023 unaudited £’000	As at 31 December 2022 £’000
Opening provision at 1 January	207	50
Utilisation of provision	(207)	(43)
Provision recognised during the period	-	200
	-	207

On 19 December 2022 the Company entered into a Promissory Note and Security Agreement with Bioasis to assist in the short term with Bioasis’ working capital requirements. Under the agreement the Company agreed to advance Bioasis up to US$750,000 in 3 tranches payable on 19 December 2022, 3 January 2023 and 6 February 2023.

The Company advanced US$250,000 to Bioasis in the year to 31 December 2022. A further advance of US$250,000 was made to Bioasis on 3 January 2023.

Management considers recovery of the debt to be uncertain and in 2022 recognised an impairment provision of £207,000 against the advance made in December 2022 and a provision of £207,000 against future credit losses resulting from the Promissory Note.

On 3 February 2023 Bioasis announced they were ‘urgently exploring and evaluating all financing and strategic alternatives that may be available to address its liquidity requirements’ which triggered an event of default. As a result of this the 3rd payment under the agreement was not made. On 5 March 2023 Bioasis were served with a notice of an event of default. On 20 June 2023 Bioasis announced the suspension of operations.

In 2023 the provision was utilised against the advance made to Bioasis in January 2023.